ACQUISITION - GRR Acquisition (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACQUISITION
Goodwill		$ 25,091	$ 12,242	$ 150,771	$ 171,139
GRR Acquisition
ACQUISITION
Total consideration paid	$ 56,803
Cash paid	51,303
Value of Class A common stock issued	$ 5,500
Class A Common stock issued, Share Price	$ 20.00
Cash on hand	$ 17,300
Proceeds from credit facility	34,000
Goodwill	$ 11,036